PROPERTY, PLANT AND EQUIPMENT - Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 26, 2025
Lessee
Right-of-use assets	$ 93	$ 221
Depreciation/impairment expense	(56)	(55)
Lessor
Assets subject to operating leases	198	2,480	$ 2,361
Assets subject to operating leases
Lessor
Assets subject to operating leases		5
Land
Lessee
Right-of-use assets	0	1
Depreciation/impairment expense	0	0
Land | Assets subject to operating leases
Lessor
Assets subject to operating leases		0
Buildings
Lessee
Right-of-use assets	61	190
Depreciation/impairment expense	(28)	(30)
Buildings | Assets subject to operating leases
Lessor
Assets subject to operating leases		0
Machinery and equipment
Lessee
Right-of-use assets	32	30
Depreciation/impairment expense	$ (28)	(25)
Machinery and equipment | Assets subject to operating leases
Lessor
Assets subject to operating leases		$ 5